Statements of Operations - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 501,332		$ 433,962		$ 43,693		$ 1,007,848		$ 671,133		$ 1,856,857
Loss from operations	(501,332)		(433,962)		(43,693)		(1,007,848)		(671,133)		(1,856,857)
Other income:
Interest income	273,190		1,811,455				1,083,575		2,002,063		5,142,140
Unrealized gain on marketable securities held in Trust Account			196,280						202,788		169,784
Other income	273,190		2,007,735				1,083,575		2,204,851		5,311,924
(Loss) income before benefit from (provision for) income taxes	(228,142)		1,573,773		(43,693)		75,727		1,533,718		3,455,067
Provision for income taxes	47,910		(320,714)				(16,243)		(322,080)		(726,035)
Net (loss) income	$ (180,232)		$ 1,253,059		$ (43,693)		$ 59,484		$ 1,211,638		$ 2,729,032
Weighted average shares outstanding, basic and diluted	9,052,399	[1]	8,881,762	[1]	6,525,000	[2]	9,033,344	[1]	7,804,138	[1]	8,348,930	[2]
Basic and diluted net loss per common share	$ (0.05)	[3]	$ (0.03)	[3]	$ (0.01)	[4]	$ (0.09)	[3]	$ (0.06)	[3]	$ (0.18)	[4]

[1]	Excludes an aggregate of 28,423,164 and 28,664,418 shares subject to possible redemption at June 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 28,504,462 shares subject to possible redemption at December 31, 2019. At December 31, 2018, excluded an aggregate of 978,750 shares that were subject to forfeiture to the extent that the underwriters' over-allotment was not exercised in full or in part.
[3]	Net loss per common share - basic and diluted excludes interest income of $256,732 and $1,563,355 attributable to common stock subject to possible redemption for the three months ended June 30, 2020 and 2019, respectively, and $916,063 and $1,702,546 attributable to common stock subject to possible redemption for the six months ended June 30, 2020 and 2019, respectively, (see Note 2).
[4]	Net loss per common share - basic and diluted excludes interest income of $4,202,325 attributable to common stock subject to possible redemption for the year ended December 31, 2019 (see Note 2).